Annual Total Returns- PIMCO Total Return Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Total Return Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.76%	9.76%	(1.81%)	4.43%	0.60%	2.83%	5.07%	(0.38%)	8.52%	8.81%